INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Rent	$ 20,724,191	$ 27,111,119
Interest and other	714,011	563,068
Operating Partnerships Revenues	21,438,202	27,674,187
Expenses
Interest	2,828,885	4,004,668
Depreciation and amortization	5,031,104	6,602,675
Taxes and insurance	2,163,136	3,345,353
Repairs and maintenance	3,105,072	4,141,219
Operating expenses	8,048,398	10,931,036
Other expenses	643,043	813,654
Operating Partnerships Total Expenses	21,819,638	29,838,605
NET LOSS	(381,436)	(2,164,418)
Net loss allocated to Boston Capital Tax Credit Fund V L.P.	(1,333,132)	(2,515,087)
Net loss allocated to other Partners	951,696	350,669
Series 47 [Member]
Revenues
Rent	4,803,398	7,823,098
Interest and other	233,431	144,494
Operating Partnerships Revenues	5,036,829	7,967,592
Expenses
Interest	532,319	983,283
Depreciation and amortization	1,064,608	1,719,420
Taxes and insurance	441,119	1,075,906
Repairs and maintenance	703,650	1,255,838
Operating expenses	1,978,776	3,274,491
Other expenses	172,730	267,413
Operating Partnerships Total Expenses	4,893,202	8,576,351
NET LOSS	143,627	(608,759)
Net loss allocated to Boston Capital Tax Credit Fund V L.P.	(78,717)	(617,831)
Net loss allocated to other Partners	222,344	9,072
Series 48 [Member]
Revenues
Rent	2,684,429	4,800,175
Interest and other	48,105	89,010
Operating Partnerships Revenues	2,732,534	4,889,185
Expenses
Interest	289,473	546,515
Depreciation and amortization	596,152	1,159,457
Taxes and insurance	299,370	558,066
Repairs and maintenance	455,617	816,163
Operating expenses	1,036,195	1,955,362
Other expenses	141,557	281,343
Operating Partnerships Total Expenses	2,818,364	5,316,906
NET LOSS	(85,830)	(427,721)
Net loss allocated to Boston Capital Tax Credit Fund V L.P.	(205,540)	(436,928)
Net loss allocated to other Partners	119,710	9,207
Series 49 [Member]
Revenues
Rent	13,236,364	14,487,846
Interest and other	432,475	329,564
Operating Partnerships Revenues	13,668,839	14,817,410
Expenses
Interest	2,007,093	2,474,870
Depreciation and amortization	3,370,344	3,723,798
Taxes and insurance	1,422,647	1,711,381
Repairs and maintenance	1,945,805	2,069,218
Operating expenses	5,033,427	5,701,183
Other expenses	328,756	264,898
Operating Partnerships Total Expenses	14,108,072	15,945,348
NET LOSS	(439,233)	(1,127,938)
Net loss allocated to Boston Capital Tax Credit Fund V L.P.	(1,048,875)	(1,460,328)
Net loss allocated to other Partners	$ 609,642	$ 332,390